Financial Risk Management - Summary of Movements in Allowances for Impairment of Customer Finance (Detail) kr in Millions	12 Months Ended
Dec. 31, 2017 SEK (kr)
Disclosure of outstanding customer finance [abstract]
Opening balance	kr 250
Additions	85
Utilized	(3)
Reversal of excess amounts	(27)
Translation difference	(13)
Closing balance	kr 292